GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of general and administrative expense [Abstract]
Schedule of General and Administrative Expenses Consist

	Year ended March 31, 2020			Year ended March 31, 2019
	Corporate	Mines	Total	Corporate	Mines	Total
Amortization and depreciation	$447	$1,511	$1,958	$162	$1,091	$1,253
Office and administrative expenses	2,304	2,881	5,185	2,741	3,160	5,901
Professional fees	562	481	1,043	440	426	866
Salaries and benefits	4,245	5,183	9,428	4,319	4,889	9,208
Share-based compensation	2,536	-	2,536	1,813	-	1,813
	$10,094	$10,056	$20,150	$9,475	$9,566	$19,041